Additional Paid in Capital	12 Months Ended
Sep. 30, 2023
Additional Paid in Capital [Abstract]
ADDITIONAL PAID IN CAPITAL

Note 14 ADDITIONAL PAID IN CAPITAL

As of September 30, 2023 and 2022, additional paid-in capital in the consolidated balance sheet represented the combined contributed capital of the Group’s subsidiaries.

The shareholders of the Group made capital contribution of $1,835,297, $69,000 and $217,008 for the years ended September 30, 2023, 2022 and 2021.